5. Stockholders' Equity (June 2017) (Details Narrative) - shares	3 Months Ended	6 Months Ended
	Mar. 31, 2017	Jun. 30, 2017
Rick Ware Leasing [Member]
Stock to be issued for lease, shares		1,200,000
Common Stock [Member]
Stock issued new, shares	0